VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA 8
File No. 811-09859, CIK 0001064458
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA 8, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, Premier VIT, The Universal Institutional Funds, Inc., Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 31, 2007, AEGON/Transamerica Series Trust filed its semi annual report with the Commission via EDGAR

(CIK: 0000778207);

•	On August 22, 2007, The Alger American Fund filed its semi annual report with the Commission via EDGAR

(CIK: 0000822671).

•	On August 27, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000822671).

•	On August 16, 2007, Dreyfus Variable Investment Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000813383).

•	On August 14, 2007, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000890064).

•	On August 15, 2007, Dreyfus Investment Portfolios filed its semi annual report with the Commission via EDGAR

(CIK: 0001056707).

•	On August 20, 2007, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274).

Securities and Exchange Commission

•	On August 23, 2007, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185).

•	On August 23, 2007, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR

(CIK: 0000918571).

•	On September 4, 2007, PIMCO Variable Insurance Trust filed its semi annual report with the Commission via EDGAR

(CIK: 0001047304).

•	On September 7, 2007, Premier VIT filed its semi annual report with the Commission via EDGAR (CIK: 0000923185).

•	On September 6, 2007, The Universal Institutional Funds, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0001011378).

•	On August 27, 2007, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494), (CIK: 0000831016), (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company